SCHEDULE OF MATURITIES OF FINANCIAL LIABILITIES ON CONTRACTUAL UNDISCOUNTED CASH FLOWS (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Apr. 01, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Accounts payable	$ 637,680	$ 200,660
Other payables and accruals	2,724,912	706,874
Deferred revenues	611,260	505,424	$ 322,826
Due to a related company		34,579
Lease liabilities	229,384	237,675		$ 365,356
Contractual liabilities [member]
IfrsStatementLineItems [Line Items]
Accounts payable	637,680	200,660
Other payables and accruals	2,724,912	706,874
Deferred revenues	611,260	505,424
Due to a related company		34,579
Lease liabilities	229,384	237,675
Financial liabilities	4,203,236	1,685,212
Contractual liabilities [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable	637,680	200,660
Other payables and accruals	2,724,912	706,874
Deferred revenues	611,260	505,424
Due to a related company		34,579
Lease liabilities	181,091	126,808
Financial liabilities	4,154,943	1,574,345
Contractual liabilities [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Accounts payable
Other payables and accruals
Deferred revenues
Due to a related company
Lease liabilities	48,293	110,867
Financial liabilities	$ 48,293	$ 110,867